Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2014